Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 284,122	$ 462,288
Items that may be reclassified to income:
Change in cash flow hedges and excluded forward element (note 19)	(310,456)	378,287
Realized losses (gains) on foreign exchange hedges reclassified to revenue	3,105	(5,674)
Items that will not be reclassified to income:
Actuarial loss on defined benefit pension plans (note 21(a))	(2,827)	(726)
Taxes on above items	66,636	(72,440)
Other comprehensive income (loss)	(243,542)	299,447
Comprehensive income	40,580	761,735
Attributable to:
Methanex Corporation shareholders	(69,402)	653,277
Non-controlling interests (note 24)	$ 109,982	$ 108,458